Average Annual Total Returns	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg Municipal Managed Money 1-7 Year Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Bloomberg 5 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg Municipal Managed Money Intermediate (1-17 Year) Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Bloomberg 7 Year Municipal Bond Index Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C Ten Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I One Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Five Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I Ten Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C Inception Date	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Class W Inception	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I Inception Date	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 10 Year Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Bloomberg 15 Year Municipal Bond Index Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C Ten Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I One Year	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Five Years	Prospectus #2 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class C Ten Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I One Year	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I Five Years	Prospectus #3 Eaton Vance High Yield Municipal Income Fund Class I Ten Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Bloomberg Municipal Bond Index Class W Inception	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W Class W Inception	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions Class W Inception	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class W After Taxes on Distributions and Sales Class W Inception
Total	6.40%	2.25%	3.03%	3.88%	1.47%	1.53%	4.31%	1.75%	1.87%	1.32%	1.06%	1.11%	1.08%	0.84%	0.94%	1.61%	1.04%	1.09%	2.99%	0.97%	0.84%	5.03%	1.99%	1.69%	6.40%	2.25%	3.03%	5.69%	2.19%	2.68%	4.99%	2.14%	2.55%	3.71%	1.64%	2.34%	3.47%	1.50%	2.26%	3.20%	1.63%	2.19%	5.45%	1.55%	2.06%	7.42%	2.57%	2.93%	6.40%	2.25%	3.03%	4.32%	1.82%	1.77%	1.55%	1.40%	1.54%	May 04, 2015	1.44%	1.35%	1.49%	1.92%	1.41%	1.48%	3.16%	1.31%	1.23%	May 04, 2015	5.21%	2.33%	2.19%	May 04, 2015	6.40%	2.25%	3.03%	5.78%	2.56%	3.22%	7.38%	2.78%	3.79%	3.55%	1.64%	3.27%	3.55%	1.64%	3.27%	3.21%	1.71%	3.01%	5.16%	1.54%	2.99%	7.22%	2.57%	3.86%	6.40%	2.25%	3.03%	4.15%	1.51%	3.99%	3.94%	1.36%	3.85%	3.94%	1.87%	3.90%	6.05%	1.45%	3.72%	8.11%	2.45%	4.60%	6.40%	4.52%	8.62%	4.79%	8.37%	3.77%	6.91%	3.89%